Annual Total Returns [BarChart] - AZL MVP Fusion Moderate Fund - AZL MVP Fusion Moderate Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.84%)
Annual Return 2012	12.53%
Annual Return 2013	15.17%
Annual Return 2014	4.24%
Annual Return 2015	(1.71%)
Annual Return 2016	4.29%
Annual Return 2017	13.98%
Annual Return 2018	(6.46%)
Annual Return 2019	17.31%
Annual Return 2020	4.54%